Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
Schedule of Short term investments	Short-term investments consist of the following:
	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Marketable securities	435,659,383	847,927,125	117,957,699

Schedule of Fair Value Disclosure

Fair value disclosure:

December 31, 2023
	December 31,	Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	435,659,383	435,659,383	-	-

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	847,927,125	847,927,125	-	-